Note 6 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
Note 6.                 Short-Term Borrowings

Short-term borrowings as of December 31, 2012 and 2011 are summarized as follows:

	2012	2011

Overnight repurchase agreements with customers	$104,942,961	$110,236,450
Federal funds purchased	66,140,000	103,300,000
	$171,082,961	$213,536,450

Information concerning overnight repurchase agreements with customers is summarized as follows as of December 31, 2012 and 2011:

	2012	2011

Average daily balance during the period	$111,782,307	$110,468,792
Average daily interest rate during the period	0.13%	0.23%
Maximum month-end balance during the period	$141,890,506	$117,901,743
Weighted average rate as of end of period	0.11%	0.23%

Securities underlying the agreements as of end of period:
Carrying value	$160,950,808	$201,053,829
Fair value	160,950,808	201,053,829

The securities underlying the agreements as of December 31, 2012 and 2011 were under the Company's control in safekeeping at third-party financial institutions.

Information concerning federal funds purchased is summarized as follows as of December 31, 2012 and 2011:

	2012	2011

Average daily balance during the period	$52,379,823	$33,702,904
Average daily interest rate during the period	0.27%	0.27%
Maximum month-end balance during the period	$80,150,000	$103,300,000
Weighted average rate as of end of period	0.26%	0.22%